CORPORATE INFORMATION (Details Narrative) - BRL (R$) R$ in Billions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Jul. 02, 2021	Mar. 18, 2021	Dec. 09, 2020	Jul. 02, 2020	May 13, 2020
Reserve Quantities [Line Items]
Additional tax credit		R$ 1.2
Other operating income		0.9
Finance expenses and income		R$ 0.3
abev_StockRepurchaseProgramSharesAuthorized				5,700,000
Number of shares outstanding				4,357,308,131
Maximum term of equity swap agreement (Month)	18 months
Maximum exposure of common shares under a equity swap agreement (in shares)					80,000,000		65,000,000
Tenedora [Member] | ELJ [Member]
Reserve Quantities [Line Items]
Put options, exercisable number of shares, percent of outstanding stock			15.00%			15.00%
Tenedora [Member] | ELJ [Member] | Tranche A [Member]
Reserve Quantities [Line Items]
Put options, exercisable number of shares, percent of outstanding stock			12.11%			12.11%
Tenedora [Member] | ELJ [Member] | Tranche B [Member]
Reserve Quantities [Line Items]
Put options, exercisable number of shares, percent of outstanding stock			2.89%			2.89%